Prepayments (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments And Accrued Income [Abstract]
Summary of Prepayments
	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Prepaid rents	$2,415	$3,382
Others	2,921	1,180
	$5,336	$4,562
Current
Prepaid rents	$600	$704
Others	1,273	1,179
	$1,873	$1,883
Noncurrent
Prepaid rents	$1,815	$2,678
Others	1,648	1
	$3,463	$2,679